15. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Notes
15. RELATED PARTY TRANSACTIONS

15.  RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Six months ended December 31, 2015	Year ended June 30, 2015
	$	$	$	$
Management and consulting fees	60,010	242,667	154,356	149,667
Rent	-	-	-	4,500
Salaries and benefits	132,613	-	-	-
Share-based compensation	280,864	-	-	-
	473,487	242,667	154,356	154,167

As at December 31, 2017, there was $13,152 (2016 - $3,275) due to related parties included in accounts payable and accrued liabilities.